Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Summary of Investments

	2016	2017	2017
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	59,017	54,688	8,405
Additions	6,933	—	—
Unrealized gains	2,463	—	—
Unrealized losses	(46,087)	(46,926)	(7,212)
Exchange differences	(1,869)	1,802	277

Total at fair value	20,457	9,564	1,470

Equity securities listed in Hong Kong	20,457	9,564	1,470

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	15,789	14,631	2,249
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	15,789	14,631	2,249
Unrealized (loss)/ gains	(115)	1,951	300
Exchange differences	309	216	33

Total at fair value	15,983	16,798	2,582